Summary of Significant Accounting Policies (Tables)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies
Schedule of reconciliation of net loss per ordinary share

	For the period from August 20, 2020
	(inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(6,978,778)	$(5,992,646)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	6,052,632	5,197,368
Basic and diluted net loss per ordinary share	$(1.15)	$(1.15)

A reconciliation of net loss per ordinary share is as follows:

	For the Three	For the Nine
	Months Ended	Months Ended
	September 30,	September 30,
	2021	2021
Redeemable Class A Ordinary Shares
Numerator:
Allocation of net loss	$(1,541,126)	$1,900,061
Denominator:
Weighted average shares outstanding, basic and diluted	23,000,000	23,000,000
Basic and diluted net loss per share	$(0.07)	$0.08
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net (Loss) Income attributable to Non-Redeemable Class B Ordinary Shares	$(385,282)	$475,015
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B	5,750,000	5,750,000
Basic and diluted net loss per share, Non-Redeemable Class B	$(0.07)	$0.08